Acquisition of Businesses - Consolidated revenue and net profit as if the acquisition of ProfoundBio had occurred on January 1, 2024 (Details) - 6 months ended Jun. 30, 2024 - ProfoundBio kr in Millions, $ in Millions
	DKK (kr)	USD ($)
Acquisition of Businesses
Revenue	kr 9,545
Net Profit	2,516
Restricted cash balances for funds held in escrow	kr 210	$ 30